Other Accounts Payables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Accounts Payables Explanatory [Abstract]
Schedule of other accounts payables
	December 31,
	2021	2020
	U.S. Dollars in thousands

Employees and payroll accruals	$6,348	$7,031
Government grants (b)	207	222
Accrued Expenses and Others	587	294

Total Other Accounts Payables	$7,142	$7,547

Schedule of financial statements
	December 31,
	2021	2020
	U.S. Dollars in thousands

Current Assets	3	184
Current liability	207	222
Royalties paid during the year	-	-
Expense (income) carried to profit or loss	$(29)	$(279)